Concentrations And Risks (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Concentrations and risks
Revenue	¥ 8,274,218	$ 1,219,469	¥ 9,383,590
Accounts receivable, net	6,019,542			$ 887,171	¥ 6,259,004
Customer risk concentration risk | Customer A
Concentrations and risks
Revenue	1,911,957	281,788	1,538,585
Accounts receivable, net					1,191,850
Customer risk concentration risk | Customer B
Concentrations and risks
Revenue			1,419,387
Accounts receivable, net	6,066,126			$ 894,036	4,843,602
Customer risk concentration risk | Customer C
Concentrations and risks
Revenue	¥ 1,219,930	$ 179,795	¥ 1,646,439
Customer risk concentration risk | Customer D
Concentrations and risks
Accounts receivable, net					¥ 850,000